INTANGIBLE ASSETS AND GOODWILL (Tables)	13 Months Ended
Sep. 30, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Disclosure of detailed information about intangible assets

	GOODWILL	SUPPLY AGREEMENT	LICENSE AGREEMENTS	BRANDS	COMPUTER SOFTWARE	NON-COMPETE AGREEMENT	TOTAL
Cost
Balance, August 31, 2021	$14,321	$227	$2,298	$—	$878	$585	$18,309
Acquisitions through business combinations	27,658	—	7,933	6,258	26	—	41,875
Additions	—	—	—	—	30	—	30
Disposals	—	(227)	—	—	(86)	—	(313)
Balance, August 31, 2022	$41,979	$—	$10,231	$6,258	$848	$585	$59,901
Additions	—	—	2,710	—	—	—	2,710
Disposals	—	—	—	—	—	—	—
Balance, September 30, 2023	$41,979	$—	$12,941	$6,258	$848	$585	$62,611

Accumulated amortization and impairment
Balance, August 31, 2021	$—	$(227)	$(373)	$—	$(614)	$(49)	$(1,263)
Amortization	—	—	(1,562)	(836)	(131)	(117)	(2,646)
Disposals	$—	$227	$—	$—	$20	$—	$247
Balance, August 31, 2022	$—	$—	$(1,935)	$(836)	$(725)	$(166)	$(3,662)
Amortization	—	—	(2,006)	(1,238)	(98)	(127)	(3,469)
Impairment	(41,979)	—	(1,586)	(1,266)	(25)	—	(44,856)
Balance, September 30, 2023	$(41,979)	$—	$(5,527)	$(3,340)	$(848)	$(293)	$(51,987)

Net book value
August 31, 2022	$41,979	$—	$8,296	$5,422	$123	$419	$56,239
September 30, 2023	$—	$—	$7,414	$2,918	$—	$292	$10,624